                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07119

Morgan Stanley Global Utilities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                10020
     (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 29, 2004

Date of reporting period: February 29, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Utilities Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the year ended February 29, 2004

FOR THE 12-MONTH PERIOD ENDED FEBRUARY 29, 2004

                                            MORGAN STANLEY
                                                   CAPITAL       LIPPER
                                             INTERNATIONAL      UTILITY
                                                    (MSCI)        FUNDS
CLASS A    CLASS B    CLASS C    CLASS D    WORLD INDEX(1)     INDEX(2)
-----------------------------------------------------------------------
  28.57%     27.60%     27.53%     28.87%           44.36%       35.21%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The equity markets encountered a low point in its business cycle shortly after the beginning of the 12-month period ended February 29, 2004. Then, from mid-March 2003 through the end of the period, equities rallied strongly from their lows. Returns were strong across all sectors of the market, with such economically sensitive sectors as basic materials, industrials and technology leading the pack. Their gains were supported by a combination of strong economic signals and investors' appetite for a means of capitalizing on anticipated further growth in the economy. Traditionally defensive sectors such as health care lagged in the rally.

Against this favorable backdrop, performance in the utilities sector was also solid. While utilities stocks' inherently defensive characteristics prevented them from keeping pace with the leading sectors, the sector nonetheless produced solid total returns for the period. As with the broader market, the strongest-performing utility stocks were those of the more speculative companies that benefited the most from the rallying market.

PERFORMANCE ANALYSIS

While it produced strongly positive gains in absolute terms, Morgan Stanley Global Utilities Fund underperformed the broader MSCI World Index, made up of companies from all sectors of the global equity markets. The Fund's underperformance relative to that of the Lipper Utility Funds Index was driven largely by its level of holdings in non-U.S. utilities. While these companies all benefited from the falling U.S. dollar, their gains were not enough to outpace those of their domestic U.S. peers, especially the more speculative companies.

We pursued several key strategies during the period under review. We chose to broaden the Fund's portfolio to include securities from eight countries, up from the six with which the Fund entered the period. We introduced these holdings into the portfolio on an unhedged basis, which allowed them to benefit fully from the falling value of the U.S. dollar over most of the period. During the last two months we reduced the Fund's non-U.S. holdings to mitigate the potential negative effects of a recent rise in the dollar as interest rates showed signs of future increase.

   TOP 10 HOLDINGS

   Dominion Resources Inc. VA                   4.2%
   Entergy Corp                                 4.2
   FPL Group Inc                                4.1
   Cinergy                                      3.9
   Public SVC Enterprise                        3.7
   Exelon Corporation                           3.6
   Ameren Corporation                           3.5
   Scana Corp                                   3.3
   Constellation Energy Group                   3.3
   Vodafone Group PLC-SP ADR                    3.2

   TOP FIVE COUNTRIES

   United States                               75.0%
   United Kingdom                               6.2
   Canada                                       4.3
   Germany                                      4.0
   Spain                                        3.8

DATA AS OF FEBRUARY 29, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN SECURITIES OF COMPANIES FROM AROUND THE WORLD THAT ARE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY. THESE SECURITIES CAN INCLUDE COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING PREFERRED STOCK, CONVERTIBLE SECURITIES AND DEPOSITORY RECEIPTS) AS WELL AS INVESTMENT GRADE FIXED INCOME SECURITIES (INCLUDING ZERO COUPON SECURITIES). A COMPANY WILL BE CONSIDERED TO BE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50% OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50% OF ITS ASSETS TO ACTIVITIES IN THE INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER AREAS:
TELECOMMUNICATIONS, COMPUTERS AND OTHER NEW OR EMERGING TECHNOLOGY COMPANIES, GAS AND ELECTRIC, ENERGY, WATER DISTRIBUTION, THE INTERNET AND INTERNET RELATED SERVICES. THE COMPANIES MAY BE TRADITIONALLY REGULATED PUBLIC UTILITIES AS WELL AS FULLY OR PARTIALLY DEREGULATED AND UNREGULATED UTILITY COMPANIES. THE FUND'S `'INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., WILL SHIFT THE FUND'S ASSETS BETWEEN DIFFERENT TYPES OF UTILITIES, AMONG COMPANIES OF DIFFERENT COUNTRIES, AND BETWEEN EQUITY AND FIXED-INCOME SECURITIES, BASED ON PREVAILING MARKET, ECONOMIC AND FINANCIAL CONDITIONS. THE FUND WILL BE INVESTED IN AT LEAST THREE COUNTRIES (INCLUDING THE UNITED STATES). IF THE FUND HOLDS ANY FIXED-INCOME SECURITIES, THE AVERAGE WEIGHTED MATURITY OF THESE INVESTMENTS IS NORMALLY EXPECTED TO BE GREATER THAN SEVEN YEARS.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B
($ IN THOUSANDS)

                    CLASS B  MSCI WORLD(1)    LIPPER(2)
May-1994          $  10,000      $  10,000    $  10,000
Aug-1994          $  10,260      $  10,461    $  10,204
Nov-1994          $  10,110      $  10,015    $   9,849
Feb-1995          $   9,913      $  10,098    $  10,308
May-1995          $  10,594      $  11,039    $  10,944
Aug-1995          $  11,082      $  11,323    $  11,243
Nov-1995          $  11,276      $  11,860    $  12,059
Feb-1996          $  11,773      $  12,495    $  12,546
May-1996          $  12,148      $  13,005    $  12,578
Aug-1996          $  11,824      $  12,746    $  12,526
Nov-1996          $  12,700      $  14,077    $  13,582
Feb-1997          $  13,293      $  14,172    $  13,988
May-1997          $  13,971      $  15,222    $  14,334
Aug-1997          $  13,897      $  15,592    $  14,670
Nov-1997          $  14,966      $  15,841    $  16,383
Feb-1998          $  16,757      $  17,588    $  17,640
May-1998          $  18,562      $  18,269    $  18,280
Aug-1998          $  17,704      $  16,175    $  17,191
Nov-1998          $  19,781      $  19,008    $  19,360
Feb-1999          $  21,382      $  19,823    $  19,654
May-1999          $  22,468      $  20,669    $  21,477
Aug-1999          $  22,126      $  21,521    $  21,078
Nov-1999          $  24,741      $  23,042    $  22,295
Feb-2000          $  27,756      $  23,535    $  23,856
May-2000          $  27,061      $  23,480    $  23,766
Aug-2000          $  28,150      $  24,346    $  25,297
Nov-2000          $  26,768      $  21,281    $  24,095
Feb-2001          $  26,159      $  20,173    $  24,202
May-2001          $  26,333      $  19,971    $  24,448
Aug-2001          $  22,783      $  18,165    $  21,413
Nov-2001          $  21,056      $  17,874    $  19,544
Feb-2002          $  20,208      $  17,284    $  18,356
May-2002          $  20,306      $  17,461    $  18,158
Aug-2002          $  17,527      $  15,041    $  15,505
Nov-2002          $  16,695      $  15,144    $  15,277
Feb-2003          $  16,080      $  13,724    $  14,452
May-2003          $  18,674      $  15,739    $  17,082
Aug-2003          $  18,073      $  16,684    $  16,760
Nov-2003          $  18,911      $  18,047    $  17,688
Feb-2004          $  20,518^     $  19,812    $  19,540

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 29, 2004

                            CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                                   07/28/97               05/31/94               07/28/97               07/28/97

SYMBOL                                GUTAX                  GUTBX                  GUTCX                  GUTDX
1 YEAR                               28.57%(3)              27.60%(3)              27.53%(3)              28.87%(3)
                                     21.82(4)               22.60(4)               26.53(4)                  --

5 YEARS                              (0.09)(3)              (0.82)(3)              (0.79)(3)               0.18(3)
                                     (1.16)(4)              (1.11)(4)              (0.79)(4)                 --

SINCE INCEPTION                       5.84(3)                7.65(3)                5.08(3)                6.12(3)
                                      4.97(4)                7.65(4)                5.08(4)                  --

Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE, AND THE ASIA/PACIFIC REGION. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER UTILITY FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER UTILITY FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

 ^   CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON FEBRUARY 29, 2004.

MORGAN STANLEY GLOBAL UTILITIES FUND

PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004

 NUMBER OF
  SHARES                                                     VALUE
-----------------------------------------------------------------------
              COMMON STOCKS (95.5%)
              CANADA (4.3%)
              TELECOMMUNICATIONS
    171,000   BCE Inc.                                   $    3,746,701
    250,000   Nortel Networks Corp.*                          2,001,047
    438,200   Telus Corp. (Non-Voting)                        7,673,745
                                                         --------------
              TOTAL CANADA                                   13,421,493
                                                         --------------
              FINLAND (0.5%)
              TELECOMMUNICATIONS
     75,600   Nokia Oyj                                       1,664,702
                                                         --------------
              GERMANY (4.0%)
              ELECTRIC UTILITIES
    100,200   E. ON AG                                        6,808,149
    122,300   RWE AG                                          5,428,831
                                                         --------------
              TOTAL GERMANY                                  12,236,980
                                                         --------------
              JAPAN (1.0%)
              TELECOMMUNICATIONS
      1,500   NTT DoCoMo, Inc.                                3,118,132
                                                         --------------
              SPAIN (3.8%)
              ELECTRIC UTILITIES
    259,600   Iberdrola S.A.                                  5,382,391
                                                         --------------
              TELECOMMUNICATIONS
    393,400   Telefonica S.A.*                                6,422,031
                                                         --------------
              TOTAL SPAIN                                    11,804,422
                                                         --------------
              SWEDEN (0.7%)
              TELECOMMUNICATIONS
    725,000   Telefonaktiebolaget LM
               Ericsson*                                      2,125,468
                                                         --------------
              UNITED KINGDOM (6.2%)
              ENERGY
  2,373,900   Centrica PLC                                    9,504,247
                                                         --------------
              TELECOMMUNICATIONS
    394,100   Vodafone Group PLC (ADR)                   $    9,840,677
                                                         --------------
              TOTAL UNITED KINGDOM                           19,344,924
                                                         --------------
              UNITED STATES (75.0%)
              ELECTRIC UTILITIES
    399,900   AES Corp. (The)*                                3,623,094
    230,300   Ameren Corp.                                   10,916,220
    306,000   Cinergy Corp.                                  11,992,140
    205,500   Consolidated Edison, Inc.                       9,076,935
    257,400   Constellation Energy
               Group, Inc.                                   10,231,650
    205,900   Dominion Resources, Inc.                       12,936,697
    140,600   DTE Energy Co.                                  5,688,676
    342,400   Energy East Corp.                               8,272,384
    218,100   Entergy Corp.                                  12,931,149
    164,100   Exelon Corp.                                   11,017,674
     40,000   FirstEnergy Corp.                               1,545,200
    195,000   FPL Group, Inc.                                12,801,750
     85,000   PG&E Corp.*                                     2,394,450
    186,500   PPL Corp.                                       8,677,845
    244,600   Public Service Enterprise
               Group, Inc.                                   11,530,444
    323,900   Puget Energy, Inc.                              7,287,750
    293,900   SCANA Corp.                                    10,283,561
    300,900   Southern Co. (The)                              9,123,288
     56,000   TXU Corp.                                       1,575,280
    151,800   Wisconsin Energy Corp.                          4,906,176
                                                         --------------
                                                            166,812,363
                                                         --------------
              ENERGY
    172,200   AGL Resources, Inc.                             4,938,696
     35,000   Equitable Resources, Inc.                       1,508,150
    257,300   KeySpan Corp.                                   9,777,400
    132,000   Kinder Morgan, Inc.                             8,145,720
    277,800   NiSource, Inc.                                  6,031,038
     43,000   Questar Corp.                                   1,541,550
                                                         --------------
                                                             31,942,554
                                                         --------------
              TELECOMMUNICATIONS
    441,400   AT&T Wireless Services Inc.*                    5,994,212
    192,400   BellSouth Corp.                                 5,302,544
    153,880   Comcast Corp. (Class A)*                        4,622,555

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                     VALUE
-----------------------------------------------------------------------
    147,300   Cox Communications, Inc. (Class A)*        $    4,772,520
    390,000   Lucent Technologies Inc.*                       1,634,100
    100,000   Motorola, Inc.                                  1,845,000
    166,800   SBC Communications, Inc.                        4,004,868
    152,300   Verizon Communications Inc.                     5,837,659
                                                         --------------
                                                             34,013,458
                                                         --------------
              TOTAL UNITED STATES                           232,768,375
                                                         --------------
              TOTAL COMMON STOCKS
               (COST $261,084,417)                          296,484,496
                                                         --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (4.0%)
              REPURCHASE AGREEMENT
$    12,265   Joint repurchase agreement
               account 1.03%
               due 03/01/04
               (dated 02/27/04; proceeds
               $12,266,053) (a)
               (COST $12,265,000)                            12,265,000
                                                         --------------
TOTAL INVESTMENTS
 (COST $273,349,417) (b)                     99.5%          308,749,496
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                  0.5             1,403,013
                                           ------        --------------
NET ASSETS                                  100.0%       $  310,152,509
                                           ======        ==============

ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
(b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $274,586,403. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $46,175,973 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $12,012,880, RESULTING IN NET UNREALIZED APPRECIATION OF $34,163,093.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT FEBRUARY 29, 2004:

                                         UNREALIZED
CONTRACTS      IN EXCHANGE   DELIVERY   APPRECIATION/
TO DELIVER         FOR         DATE     DEPRECIATION
-----------------------------------------------------
CAD1,891,845   $ 1,405,531   03/02/04   $      (9,673)
CAD1,999,368   $ 1,498,664   03/03/04           3,027
                                        -------------
   Net unrealized depreciation          $      (6,646)
                                        =============

CURRENCY ABBREVIATION:

CAD    Canadian Dollar.


SUMMARY OF INVESTMENTS

                                        PERCENT OF
INDUSTRY                    VALUE       NET ASSETS
--------------------------------------------------
Electric Utilities      $ 184,431,734      59.4%
Energy                     41,446,801      13.3
Repurchase Agreement       12,265,000       4.0
Telecommunications         70,605,961      22.8
                        -------------   -------
                        $ 308,749,496      99.5%
                        =============   =======

                                        PERCENT OF
TYPE OF INVESTMENT          VALUE       NET ASSETS
--------------------------------------------------
Common Stocks           $ 296,484,496      95.5%
Short-Term Investment      12,265,000       4.0
                        -------------   -------
                        $ 308,749,496      99.5%
                        =============   =======

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL UTILITIES FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2004

ASSETS:
Investments in securities, at value (cost $273,349,417)              $  308,749,496
Cash                                                                         13,415
Receivable for:
    Investments sold                                                      2,910,841
    Dividends                                                               752,994
    Shares of beneficial interest sold                                      118,438
    Foreign withholding taxes reclaimed                                      60,437
Prepaid expenses and other assets                                            29,814
                                                                     --------------
        TOTAL ASSETS                                                    312,635,435
                                                                     --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts            6,646
Payable for:
    Investments purchased                                                 1,539,261
    Shares of beneficial interest redeemed                                  437,345
    Distribution fee                                                        250,692
    Investment management fee                                               165,783
Accrued expenses and other payables                                          83,199
                                                                     --------------
    TOTAL LIABILITIES                                                     2,482,926
                                                                     --------------
    NET ASSETS                                                       $  310,152,509
                                                                     ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                      $  384,154,405
Net unrealized appreciation                                              35,406,860
Accumulated undistributed net investment income                           5,879,837
Accumulated net realized loss                                          (115,288,593)
                                                                     --------------
    NET ASSETS                                                       $  310,152,509
                                                                     ==============
CLASS A SHARES:
Net Assets                                                           $    4,867,767
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   405,242
    NET ASSET VALUE PER SHARE                                        $        12.01
                                                                     ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                  $        12.68
                                                                     ==============
CLASS B SHARES:
Net Assets                                                           $  298,012,138
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                24,830,047
   NET ASSET VALUE PER SHARE                                         $        12.00
                                                                     ==============
CLASS C SHARES:
Net Assets                                                           $    5,547,868
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   466,618
      NET ASSET VALUE PER SHARE                                      $        11.89
                                                                     ==============
CLASS D SHARES:
Net Assets                                                           $    1,724,736
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   143,273
    NET ASSET VALUE PER SHARE                                        $        12.04
                                                                     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2004

NET INVESTMENT INCOME:
INCOME
Dividends (net of $279,702 foreign withholding tax)                  $   11,789,595
Interest                                                                    165,242
                                                                     --------------
    TOTAL INCOME                                                         11,954,837
                                                                     --------------
EXPENSES
Distribution fee (Class A shares)                                            11,503
Distribution fee (Class B shares)                                         3,071,020
Distribution fee (Class C shares)                                            56,559
Investment management fee                                                 2,073,012
Transfer agent fees and expenses                                            646,762
Shareholder reports and notices                                              79,669
Professional fees                                                            64,190
Registration fees                                                            48,099
Custodian fees                                                               25,928
Trustees' fees and expenses                                                   7,639
Other                                                                        16,696
                                                                     --------------
    TOTAL EXPENSES                                                        6,101,077
                                                                     --------------
    NET INVESTMENT INCOME                                                 5,853,760
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments                                                              23,976,172
Foreign exchange transactions                                                25,953
                                                                     --------------
    NET REALIZED GAIN                                                    24,002,125
                                                                     --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                              47,834,434
Translation of forward foreign currency contracts, other assets
  and liabilities denominated in foreign currencies                         (29,328)
                                                                     --------------
    NET APPRECIATION                                                     47,805,106
                                                                     --------------
    NET GAIN                                                             71,807,231
                                                                     --------------
NET INCREASE                                                         $   77,660,991
                                                                     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                     FOR THE YEAR        FOR THE YEAR
                                                                        ENDED                ENDED
                                                                  FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                             $       5,853,760    $       9,507,845
Net realized gain (loss)                                                 24,002,125          (86,890,416)
Net change in unrealized depreciation                                    47,805,106          (23,704,308)
                                                                  -----------------    -----------------
    NET INCREASE (DECREASE)                                              77,660,991         (101,086,879)
                                                                  -----------------    -----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                             (182,402)            (203,097)
Class B shares                                                           (9,102,987)          (9,693,522)
Class C shares                                                             (175,267)            (186,203)
Class D shares                                                              (60,665)             (70,941)
                                                                  -----------------    -----------------
    TOTAL DIVIDENDS                                                      (9,521,321)         (10,153,763)
                                                                  -----------------    -----------------

Net decrease from transactions in shares of beneficial interest         (75,801,985)        (152,692,577)
                                                                  -----------------    -----------------

    NET DECREASE                                                         (7,662,315)        (263,933,219)

NET ASSETS:
Beginning of period                                                     317,814,824          581,748,043
                                                                  -----------------    -----------------

END OF PERIOD
(Including accumulated undistributed net investment income of
$5,879,837 and $9,521,310, respectively)                          $     310,152,509    $     317,814,824
                                                                  =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing in equity and fixed income securities of issuers worldwide, which are primarily engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $500 million; 0.625% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.60% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.575% to the portion of daily net assets exceeding $1.5 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,218,603 at February 29, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 29, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 29, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $247,374, and $327, respectively and received $31,740 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2004 aggregated $95,007,335 and $172,370,357, respectively.

For the year ended February 29, 2004, the Fund incurred brokerage commissions of $65,540 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2004, the Fund had transfer agent fees and expenses payable of approximately $11,000.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                             FOR THE YEAR                      FOR THE YEAR
                                                 ENDED                             ENDED
                                           FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                    ------------------------------    -------------------------------
                                        SHARES          AMOUNT           SHARES            AMOUNT
                                    -------------    -------------    -------------    --------------
CLASS A SHARES
Sold                                       96,805    $   1,063,129           71,591    $      811,409
Reinvestment of dividends                  12,577          138,350           13,962           162,659
Redeemed                                 (156,216)      (1,680,197)        (252,576)       (2,822,338)
                                    -------------    -------------    -------------    --------------
Net decrease -- Class A                   (46,834)        (478,718)        (167,023)       (1,848,270)
                                    -------------    -------------    -------------    --------------
CLASS B SHARES
Sold                                      898,046        9,858,570        1,113,955        12,401,588
Reinvestment of dividends                 706,639        7,808,361          719,502         8,396,588
Redeemed                               (8,462,835)     (91,888,153)     (15,503,437)     (169,176,749)
                                    -------------    -------------    -------------    --------------
Net decrease -- Class B                (6,858,150)     (74,221,222)     (13,669,980)     (148,378,573)
                                    -------------    -------------    -------------    --------------
CLASS C SHARES
Sold                                       46,214          495,744           63,651           682,797
Reinvestment of dividends                  14,518          158,968           14,970           173,348
Redeemed                                 (167,415)      (1,799,357)        (265,665)       (2,857,946)
                                    -------------    -------------    -------------    --------------
Net decrease -- Class C                  (106,683)      (1,144,645)        (187,044)       (2,001,801)
                                    -------------    -------------    -------------    --------------
CLASS D SHARES
Sold                                       54,191          609,021           49,806           557,019
Reinvestment of dividends                   4,910           54,061            5,558            64,802
Redeemed                                  (56,772)        (620,482)         (98,541)       (1,085,754)
                                    -------------    -------------    -------------    --------------
Net increase (decrease)-- Class D           2,329           42,600          (43,177)         (463,933)
                                    -------------    -------------    -------------    --------------
Net decrease in Fund                   (7,009,338)   $ (75,801,985)     (14,067,224)   $ (152,692,577)
                                    =============    =============    =============    ==============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                       FOR THE YEAR         FOR THE YEAR
                                          ENDED                ENDED
                                    FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                    -----------------    -----------------
Ordinary income                        $ 9,521,321          $ 10,153,763
                                       ===========          ============

As of February 29, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income       $     5,873,191
Undistributed long-term gains                    --
                                    ---------------
Net accumulated earnings            $     5,873,191
Capital loss carryforward*             (114,051,607)
Net unrealized appreciation              34,176,520
                                    ---------------
Total accumulated losses            $   (74,001,896)
                                    ===============

*During the year ended February 29, 2004, the Fund utilized $5,174,050 of its net capital loss carryforward. As of February 29, 2004, the Fund had a net capital loss carryforward of $114,051,607 of which $35,822,406 will expire on February 28, 2010 and $78,229,201 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 29, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency gains. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $135, accumulated net realized loss was charged $25,953 and accumulated undistributed net investment income was credited $26,088.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY GLOBAL UTILITIES FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                FOR THE YEAR ENDED FEBRUARY 28,
                                            -----------------------------------------------------------------------
                                               2004*          2003           2002           2001           2000*
                                            -----------    -----------    -----------    -----------    -----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $      9.70    $     12.47    $     16.51    $     20.02    $     17.16
                                            -----------    -----------    -----------    -----------    -----------

Income (loss) from investment operations:
  Net investment income++                          0.28           0.32           0.31           0.29           0.23
  Net realized and unrealized gain (loss)          2.45          (2.73)         (3.91)         (1.22)          4.78
                                            -----------    -----------    -----------    -----------    -----------
Total income (loss) from investment
 operations                                        2.73          (2.41)         (3.60)         (0.93)          5.01
                                            -----------    -----------    -----------    -----------    -----------
Less dividends and distributions from:
  Net investment income                           (0.42)         (0.36)         (0.08)         (0.26)         (0.20)
  Net realized gain                                   -              -          (0.36)         (2.32)         (1.95)
                                            -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                 (0.42)         (0.36)         (0.44)         (2.58)         (2.15)
                                            -----------    -----------    -----------    -----------    -----------
Net asset value, end of period              $     12.01    $      9.70    $     12.47    $     16.51    $     20.02
                                            ===========    ===========    ===========    ===========    ===========
TOTAL RETURN+                                     28.57%        (19.79)%       (22.21)%        (5.05)%        30.68%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                           1.18%          1.15%          1.06%          1.00%          1.06%
Net investment income                              2.57%          2.91%          2.06%          1.54%          1.25%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $     4,868    $     4,387    $     7,723    $    16,970    $    13,313
Portfolio turnover rate                              31%            18%            19%            31%            52%

----------
 *   YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED FEBRUARY 28,
                                            -----------------------------------------------------------------------
                                               2004*          2003           2002           2001           2000*
                                            -----------    -----------    -----------    -----------    -----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $      9.67    $     12.40    $     16.50    $     20.01    $     17.15
                                            -----------    -----------    -----------    -----------    -----------

Income (loss) from investment operations:
  Net investment income++                          0.20           0.24           0.20           0.15           0.11
  Net realized and unrealized gain
   (loss)                                          2.44          (2.73)         (3.89)         (1.22)          4.78
                                            -----------    -----------    -----------    -----------    -----------
Total income (loss) from investment
 operations                                        2.64          (2.49)         (3.69)         (1.07)          4.89
                                            -----------    -----------    -----------    -----------    -----------
Less dividends and distributions from:
  Net investment income                           (0.31)         (0.24)         (0.05)         (0.12)         (0.08)
  Net realized gain                                   -              -          (0.36)         (2.32)         (1.95)
                                            -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                 (0.31)         (0.24)         (0.41)         (2.44)         (2.03)
                                            -----------    -----------    -----------    -----------    -----------
Net asset value, end of period              $     12.00    $      9.67    $     12.40    $     16.50    $     20.01
                                            ===========    ===========    ===========    ===========    ===========
TOTAL RETURN+                                     27.60%        (20.43)%       (22.75)%        (5.76)%        29.81%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                           1.93%          1.90%          1.82%          1.74%          1.74%
Net investment income                              1.82%          2.16%          1.30%          0.80%          0.57%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $   298,012    $   306,554    $   562,343    $   914,995    $   944,600
Portfolio turnover rate                              31%            18%            19%            31%            52%

----------
 *   YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED FEBRUARY 28,
                                            -----------------------------------------------------------------------
                                               2004*          2003           2002           2001           2000*
                                            -----------    -----------    -----------    -----------    -----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $      9.60    $     12.33    $     16.38    $     19.90    $     17.08
                                            -----------    -----------    -----------    -----------    -----------

Income (loss) from investment operations:
  Net investment income++                          0.20           0.24           0.22           0.14           0.09
  Net realized and unrealized gain
   (loss)                                          2.42          (2.70)         (3.85)         (1.21)          4.76
                                            -----------    -----------    -----------    -----------    -----------
Total income (loss) from investment
 operations                                        2.62          (2.46)         (3.63)         (1.07)          4.85
                                            -----------    -----------    -----------    -----------    -----------
Less dividends and distributions from:
  Net investment income                           (0.33)         (0.27)         (0.06)         (0.13)         (0.08)
  Net realized gain                                   -              -          (0.36)         (2.32)         (1.95)
                                            -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                 (0.33)         (0.27)         (0.42)         (2.45)         (2.03)
                                            -----------    -----------    -----------    -----------    -----------
Net asset value, end of period              $     11.89    $      9.60    $     12.33    $     16.38    $     19.90
                                            ===========    ===========    ===========    ===========    ===========
TOTAL RETURN+                                     27.53%        (20.15)%       (22.78)%        (5.81)%        29.73%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                           1.93%          1.87%          1.67%          1.78%          1.81%
Net investment income                              1.82%          2.19%          1.45%          0.76%          0.50%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $     5,548    $     5,502    $     9,374    $    15,266    $    10,156
Portfolio turnover rate                              31%            18%            19%            31%            52%

----------
 *   YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                    FOR THE YEAR ENDED FEBRUARY 28,
                                            -----------------------------------------------------------------------
                                               2004*          2003           2002           2001           2000*
                                            -----------------------------------------------------------------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $      9.73    $     12.53    $     16.54    $     20.06    $     17.18
                                            -----------    -----------    -----------    -----------    -----------

Income (loss) from investment operations:
  Net investment income++                          0.30           0.35           0.35           0.29           0.32
  Net realized and unrealized gain
   (loss)                                          2.47          (2.73)         (3.91)         (1.18)          4.76
                                            -----------    -----------    -----------    -----------    -----------
Total income (loss) from investment
 operations                                        2.77          (2.38)         (3.56)         (0.89)          5.08
                                            -----------    -----------    -----------    -----------    -----------
Less dividends and distributions from:
  Net investment income                           (0.46)         (0.42)         (0.09)         (0.31)         (0.25)
  Net realized gain                                   -              -          (0.36)         (2.32)         (1.95)
                                            -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                 (0.46)         (0.42)         (0.45)         (2.63)         (2.20)
                                            -----------    -----------    -----------    -----------    -----------
Net asset value, end of period              $     12.04    $      9.73    $     12.53    $     16.54    $     20.06
                                            ===========    ===========    ===========    ===========    ===========
TOTAL RETURN+                                     28.87%        (19.56)%       (21.98)%        (4.85)%        31.08%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                           0.93%          0.90%          0.82%          0.78%          0.81%
Net investment income                              2.82%          3.16%          2.30%          1.76%          1.50%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $     1,725    $     1,371    $     2,308    $     2,750    $       166
Portfolio turnover rate                              31%            18%            19%            31%            52%

----------
 *   YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL UTILITIES FUND

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of
Trustees of Morgan Stanley Global Utilities Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Utilities Fund (the "Fund"), including the portfolio of investments, as of February 29, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Utilities Fund as of February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
APRIL 19, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

     During the fiscal year ended February 29, 2004, 100% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 22.37% of the Fund's income dividends paid during the fiscal year ended February 29, 2004 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

MORGAN STANLEY GLOBAL UTILITIES FUND

TRUSTEE AND OFFICER INFORMATION


INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                         TERM OF                                                   IN FUND
                          POSITION(S)  OFFICE AND                                                  COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF                                                 OVERSEEN      OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT  TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***    HELD BY TRUSTEE
------------------------- ----------- ------------ --------------------------------------------  ------------ ----------------------
Michael Bozic (63)        Trustee     Since        Private Investor; Director or Trustee of the  208          Director of Weirton
c/o Kramer Levin Naftalis             April 1994   Retail Funds (since April 1994) and the                    Steel Corporation.
& Frankel LLP                                      Institutional Funds (since July 2003);
Counsel to the                                     formerly Vice Chairman of Kmart Corporation
Independent Trustees                               (December 1998- October 2000), Chairman and
919 Third Avenue                                   Chief Executive Officer of Levitz Furniture
New York, NY                                       Corporation (November 1995-November 1998)
                                                   and President and Chief Executive Officer of
                                                   Hills Department Stores (May 1991-
                                                   July 1995); formerly variously Chairman,
                                                   Chief Executive Officer, President and Chief
                                                   Operating Officer (1987-1991) of the Sears
                                                   Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (71)        Trustee     Since        Director or Trustee of the Retail Funds       208          Director of Franklin
c/o Summit Ventures LLC               January 1993 (since January 1993) and the Institutional                 Covey (time management
1 Utah Center                                      Funds (since July 2003); member of the Utah                systems), BMW Bank of
201 S. Main Street                                 Regional Advisory Board of Pacific Corp.;                  North America, Inc.
Salt Lake City, UT                                 formerly United States Senator (R-Utah)                    (industrial loan
                                                   (1974-1992) and Chairman, Senate Banking                   corporation), United
                                                   Committee (1980-1986), Mayor of Salt Lake                  Space Alliance (joint
                                                   City, Utah (1971-1974), Astronaut, Space                   venture between
                                                   Shuttle Discovery (April 12-19, 1985), and                 Lockheed Martin and
                                                   Vice Chairman, Huntsman Corporation                        the Boeing Company)
                                                   (chemical company).                                        and Nuskin Asia
                                                                                                              Pacific (multilevel
                                                                                                              marketing); member of
                                                                                                              the board of various
                                                                                                              civic and charitable
                                                                                                              organizations.

Wayne E. Hedien (70)      Trustee     Since        Retired; Director or Trustee of the Retail    208          Director of The PMI
c/o Kramer Levin Naftalis             September    Funds (since September 1997) and the                       Group Inc. (private
& Frankel LLP                         1997         Institutional Funds (since July 2003);                     mortgage insurance);
Counsel to the                                     formerly associated with the Allstate                      Trustee and Vice
Independent Trustees                               Companies (1966-1994), most recently as                    Chairman of The Field
919 Third Avenue                                   Chairman of The Allstate Corporation                       Museum of Natural
New York, NY                                       (March 1993- December 1994) and Chairman and               History; director of
                                                   Chief Executive Officer of its wholly-owned                various other business
                                                   subsidiary, Allstate Insurance Company                     and charitable
                                                   (July 1989-December 1994).                                 organizations.

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                         TERM OF                                                   IN FUND
                          POSITION(S)  OFFICE AND                                                  COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF                                                 OVERSEEN     OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT  TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***   HELD BY TRUSTEE
------------------------- ----------- ------------ --------------------------------------------  ------------ ----------------------
Dr.Manuel H. Johnson (55) Trustee     Since        Senior Partner, Johnson Smick International,  208          Director of NVR, Inc.
c/o Johnson Smick                     July 1991    Inc., a consulting firm; Chairman of the                   (home construction);
International, Inc.                                Audit Committee and Director or Trustee of                 Chairman and Trustee
2099 Pennsylvania                                  the Retail Funds (since July 1991) and the                 of the Financial
Avenue, N.W.                                       Institutional Funds (since July 2003);                     Accounting Foundation
Suite 950                                          Co-Chairman and a founder of the Group of                  (oversight
Washington, D.C.                                   Seven Council (G7C), an international                      organization of the
                                                   economic commission; formerly Vice Chairman                Financial Accounting
                                                   of the Board of Governors of the Federal                   Standards Board);
                                                   Reserve System and Assistant Secretary of                  Director of RBS
                                                   the U.S. Treasury.                                         Greenwich Capital
                                                                                                              Holdings (financial
                                                                                                              holding company).

Joseph J. Kearns (61)     Trustee     Since        President, Kearns & Associates LLC            209          Director of Electro
PMB754                                July 2003    (investment consulting); Deputy Chairman of                Rent Corporation
23852 Pacific Coast                                the Audit Committee and Director or Trustee                (equipment leasing),
Highway                                            of the Retail Funds (since July 2003) and                  The Ford Family
Malibu, CA                                         the Institutional Funds (since August                      Foundation, and the
                                                   1994);previously Chairman of the Audit                     UCLA Foundation.
                                                   Committee of the Institutional Funds
                                                   (October 2001- July 2003); formerly CFO of
                                                   the J. Paul Getty Trust.

Michael E. Nugent (67)    Trustee     Since        General Partner of Triumph Capital, L.P., a   208          Director of various
c/o Triumph Capital, L.P.             July 1991    private investment partnership; Chairman of                business
445 Park Avenue                                    the Insurance Committee and Director or                    organizations.
New York, NY                                       Trustee of the Retail Funds (since July
                                                   1991) and the Institutional Funds (since
                                                   July 2001); formerly Vice President, Bankers
                                                   Trust Company and BT Capital Corporation
                                                   (1984-1988).

Fergus Reid (71)          Trustee     Since        Trustee and Chairman of Lumelite Plastics     209          Trustee and Director
c/o Lumelite Plastics                 July 2003    Corporation; Chairman of the Governance                    of certain investment
Corporation                                        Committee and Director or Trustee of the                   companies in the
85 Charles Colman Blvd.                            Retail Funds (since July 2003) and the                     JPMorgan Funds complex
Pawling, NY                                        Institutional Funds (since June 1992).                     managed by J.P. Morgan
                                                                                                              Investment Management
                                                                                                              Inc.

Interested Trustees:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                         TERM OF                                                   IN FUND
                          POSITION(S)  OFFICE AND                                                  COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF                                                 OVERSEEN     OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT  TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***   HELD BY TRUSTEE
------------------------- ----------- ------------ -------------------------------------------- ------------- ----------------------
Charles A.                Chairman of Since        Chairman and Director or Trustee of the      208           None
Fiumefreddo (70)          the Board   July 1991    Retail Funds (since July 1991) and the
c/o Morgan Stanley Trust  and Trustee              Institutional Funds (since July 2003);
Harborside Financial                               formerly Chief Executive Officer of the
Center,                                            Retail Funds (until September 2002).
Plaza Two,
Jersey City, NJ

James F. Higgins (56)     Trustee     Since        Director or Trustee of the Retail Funds      208           Financial, Inc. and
c/o Morgan Stanley Trust              June 2000    (since June 2000) and the Institutional Funds              The Equitable Life
Harborside Financial                               (since July 2003); Senior Advisor of Morgan                Assurance Society of
Center,                                            Stanley (since August 2000); Director of the               the United States
Plaza Two,                                         Distributor and Dean Witter Realty Inc.;                   (financial services).
Jersey City, NJ                                    previously President and Chief Operating
                                                   Officer of the Private Client Group of
                                                   Morgan Stanley (May 1999- August 2000), and
                                                   President and Chief Operating Officer of
                                                   Individual Securities of Morgan Stanley
                                                   (February 1997-May 1999).

Philip J. Purcell (60)    Trustee     Since        Chairman of the Board of Directors and Chief 208           Director of American
1585 Broadway                         April 1994   Executive Officer of Morgan Stanley and                    Airlines, Inc. and it
New York, NY                                       Morgan Stanley DW Inc.; Director or Trustee                parent company, AMR
                                                   of the Retail Funds (since April 1994) and                 Corporation.
                                                   the Institutional Funds (since July 2003);
                                                   Director of the Distributor; Chairman of the
                                                   Board of Directors and Chief Executive
                                                   Officer of Novus Credit Services Inc.;
                                                   Director and/or officer of various Morgan
                                                   Stanley subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                            TERM OF
                             POSITION(S)   OFFICE AND
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF
     EXECUTIVE OFFICER       REGISTRANT    TIME SERVED*                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  -----------  --------------  --------------------------------------------------------------------------
Mitchell M. Merin (50)       President    Since May 1999  President and Chief Operating Officer of Morgan Stanley Investment
1221 Avenue of the Americas                               Management Inc.; President, Director and Chief Executive Officer of the
New York, NY                                              Investment Manager and Morgan Stanley Services; Chairman and Director of
                                                          the Distributor; Chairman and Director of the Transfer Agent; Director of
                                                          various Morgan Stanley subsidiaries; President of the Institutional Funds
                                                          (since July 2003) and President of the Retail Funds (since May 1999 );
                                                          Trustee (since July 2003) and President (since December 2002) of the Van
                                                          Kampen Closed-End Funds; Trustee (since May 1999) and President (since
                                                          October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)       Executive    Since           Chief Global Operations Officer and Managing Director of Morgan Stanley
1221 Avenue of the Americas  Vice         April 2003      Investment Management Inc.; Managing Director of Morgan Stanley & Co.
New York, NY                 President                    Incorporated; Managing Director of Morgan Stanley; Managing Director,
                             and                          Chief Administrative Officer and Director of the Investment Manager and
                             Principal                    Morgan Stanley Services; Chief Executive Officer and Director of the
                             Executive                    Transfer Agent; Managing Director and Director of the Distributor;
                             Officer                      Executive Vice President and Principal Executive Officer of the
                                                          Institutional Funds (since July 2003); previously President and Director of the Institutional Funds (March 2001-July 2003).

Barry Fink (49)              Vice         Since           General Counsel (since May 2000) and Managing Director (since December
1221 Avenue of the Americas  President    February 1997   2000) of Morgan Stanley Investment Management; Managing Director (since
New York, NY                 and General                  December 2000), Secretary (since February 1997) and Director (since July
                             Counsel                      1998) of the Investment Manager and Morgan Stanley Services; Assistant
                                                          Secretary of Morgan Stanley DW; Vice President of the Institutional Funds
                                                          (since July 2003); Managing Director, Secretary and Director of the
                                                          Distributor; previously Secretary of the Retail Funds (February 1997-July
                                                          2003); previously Vice President and Assistant General Counsel of the
                                                          Investment Manager and Morgan Stanley Services (February 1997-December
                                                          2001).

Joseph J. McAlinden (61)     Vice         Since July      Managing Director and Chief Investment Officer of the Investment Manager
1221 Avenue of the Americas  President    1995            and Morgan Stanley Investment Management Inc., Director of the Transfer
New York, NY                                              Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of
                                                          the Institutional Funds (since July 2003) and the Retail Funds (since July
                                                          1995).

Stefanie V. Chang (37)       Vice         Since July      Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley
1221 Avenue of the Americas  President    2003            Investment Management Inc. and Vice President of the Institutional Funds
New York, NY                                              (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford
                                                          Chance US LLP).

                                            TERM OF
                             POSITION(S)   OFFICE AND
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF
     EXECUTIVE OFFICER       REGISTRANT    TIME SERVED*                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  -----------  --------------  --------------------------------------------------------------------------
Francis J. Smith (38)        Treasurer    Treasurer       Executive Director of the Investment Manager and Morgan Stanley Services
c/o Morgan Stanley Trust     and Chief    since July      (since December 2001); previously Vice President of the Retail Funds
Harborside Financial Center, Financial    2003 and Chief  (September 2002- July 2003); previously Vice President of the Investment
Plaza Two,                   Officer      Financial       Manager and Morgan Stanley Services (August 2000-November 2001) and Senior
Jersey City, NJ                           Officer since   Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
                                          September 2002

Thomas F. Caloia (57)        Vice         Since July      Executive Director (since December 2002) and Assistant Treasurer of the
c/o Morgan Stanley Trust     President    2003            Investment Manager, the Distributor and Morgan Stanley Services;
Harborside Financial Center,                              previously Treasurer of the Retail Funds (April 1989-July 2003); formerly
Plaza Two,                                                First Vice President of the Investment Manager, the Distributor and Morgan
Jersey City, NJ                                           Stanley Services.

Mary E. Mullin (36)          Secretary    Since July      Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley
1221 Avenue of the Americas               2003            Investment Management Inc.; Secretary of the Institutional Funds (since
New York, NY                                              June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                          Slate, Meagher & Flom LLP.

----------------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.


[MORGAN STANLEY LOGO]

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

37873RPT-RA04-00024P-A02/04

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                           GLOBAL UTILITIES FUND


                                                                   ANNUAL REPORT

                                                               FEBRUARY 29, 2004

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c)   Not applicable.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2004

                                                           REGISTRANT     COVERED ENTITIES(1)
             AUDIT FEES                                    $   38,530     N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES                       $      684(2)  $ 3,364,576(2)
                  TAX FEES                                 $    5,667(3)  $   652,431(4)
                  ALL OTHER FEES                           $        0     $         0
             TOTAL NON-AUDIT FEES                          $    6,351     $ 4,017,007

             TOTAL                                         $   44,881     $ 4,017,007

          2003


                                                           REGISTRANT     COVERED ENTITIES(1)
             AUDIT FEES                                    $   39,213     N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES                       $      657(2)  $ 2,620,902(2)
                  TAX FEES                                 $    5,050(3)  $   302,377(4)
                  ALL OTHER FEES                           $        0     $   423,095(5)
             TOTAL NON-AUDIT FEES                          $    5,707     $ 3,346,374

             TOTAL                                         $   44,920     $ 3,346,374

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.    STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.    DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.    AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.    AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.    TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.    ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.    PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.    ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.   COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      MORGAN STANLEY RETAIL FUNDS
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management
      Morgan Stanley Investments LP
      Van Kampen Asset Management Inc.
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      MORGAN STANLEY INSTITUTIONAL FUNDS
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investments LP
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 20, 2004